UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:


Joseph E. Sweeney			San Francisco, CA		August 5, 2002

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	7

Form 13F Information Table Value Total:	22,981







List of Other Included Managers:

NONE

<Page

NAME OF ISSUER			TITLE OF	CUSIP		VALUE		SHARES	SH/  PUT/	  INV.	OTHER	VOTING AUTH
					CLASS				X1000				RN   CALL	 DISC	MGR	SOLE    SHR   NONE

Prometic Life Sciences Inc.   COMMON    74342Q104       597       393,400     SH   N/A      Sole      393,400
European Minerals Corp        COMMON    29879A104       358       400,000     SH   N/A      Sole      400,000
Hunt JB Trans Svcs Inc        COMMON    445658107      4655       157,700     SH   N/A      Sole      157,700
Olympia Energy Inc            COMMON    68147L104       649       400,000     SH   N/A      Sole      400,000
Pacer Intl Inc                COMMON    69373H106      3448       200,000     SH   N/A      Sole      200,000
Pep Boys Manny Moe & Jack     COMMON    713278109      6496       385,500     SH   N/A      Sole      385,500
Rent-A-Center Inc             COMMON    76009N100      6778       116,835     SH   N/A      Sole      116,835




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